Accounting Policies, Business segments	6 Months Ended
Jun. 30, 2024
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Business Segments [text block]
Business Segments
Changes in the presentation for segments
As previously communicated, commencing from the first quarter of 2024, Investment Bank renamed FIC Sales and Trading to “Fixed Income & Currencies (FIC)” and introduced additional sub-categories, entitled “Fixed Income & Currencies: Financing” and “Fixed Income & Currencies: Ex Financing” to provide additional transparency regarding the revenue composition of FIC. Origination & Advisory revenues continue to be presented with the sub-categories Debt Origination, Equity Origination and Advisory. Additionally, Research revenues are reported together with Other in “Research and Other”. Prior years’ comparatives are presented in the current reporting structure.
As previously communicated, commencing from the first quarter of 2024, Private Bank will follow a customer-focused approach by classifying the existing customer base into two distinct global client sectors: “Personal Banking” as well as “Wealth Management & Private Banking”. This approach reflects the focus to serve clients in a more targeted and effective way across the Private Bank. Wealth Management & Private Banking combines the coverage of private banking, high-net-worth and ultra-high-net-worth clients, as well as business clients in selected international businesses (reflecting the ‘Bank for Entrepreneurs’ strategy). The client sector Personal Banking includes retail and affluent customers as well as commercial banking clients in specific international businesses (i.e., all small business clients and small sized corporate clients that are not covered as part of the Wealth Management & Private Banking client sector). Prior years’ comparatives are presented in the current reporting structure.
Within the new Private Bank coverage area ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, demand deposits of Private Banking Germany were reclassified to assets under management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’. Prior years’ comparatives are presented in the current reporting structure.
Driver-Based Cost Management allocations methodology change
As previously communicated, in the first quarter of 2023, the bank introduced a Driver-Based Cost Management methodology for the allocation of costs originated in respective Infrastructure functions which aims to provide transparency over the drivers of Infrastructure costs and links costs more closely to service consumption by segments. Beginning in 2023, costs relating to Infrastructure functions were allocated using an actuals to plan approach, with the exception of technology development costs which were charged to the divisions based on actual expenditures, whereas beginning 2024, all Infrastructure costs are charged to divisions based on actual costs and service consumption. Prior years’ comparatives are presented in the current reporting structure. For the second quarter of 2023, the change in methodology resulted in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 16 million and for Corporate and Other of € 41 million and a corresponding decrease in noninterest expenses (corresponding increase in profit before tax) for Investment Bank of € 19 million, for Private Bank of € 39 million and for Asset Management of € 0 million. For the first six months of 2023, the change in methodology resulted in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 57 million and for Corporate and Other of € 25 million and a corresponding decrease in noninterest expenses (corresponding increase in profit before tax) for Investment Bank of € 42 million, for Private Bank of € 40 million and for Asset Management of € 0 million
. While the update of the 2023 allocations impacted the segmental post-tax returns on average tangible shareholders’ equity and cost/income ratio, the respective Group metrics are unaffected by the methodology change.
Changes to capital allocation framework
Starting in 2024, Deutsche Bank has changed the allocation of tangible shareholders’ equity across segments. In addition, the bank now retains capital held against Deutsche Bank Group items in Corporate & Other, which has previously been allocated to the segments. Prior years’ comparatives are presented in the current reporting structure. While the adjustment of the prior periods’ allocations impact the segmental RoTE, the respective Group metrics are unaffected by the change.
Changes to Operational Risk RWA allocation framework
Starting in 2024, Deutsche Bank introduced a refined and more granular framework to allocate operational risk RWA to the segments. While the respective segmental RWA metrics are impacted by the change in methodology with a more pronounced impact from the second quarter of 2024 onwards, the Group’s operational risk RWA are unaffected by the change.